Administration [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Administration | ADMINISTRATION
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	2.30%	1.57%